Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		$ 8,682,459		$ 10,030,477
Increases		12,442,145		9,211,201
Decreases Reversals		158,539
Decreases Charge Off		4,437,440		3,654,475
Monetary effects		(7,715,689)		(6,904,744)
Amounts at the end of fiscal year		8,812,936		8,682,459
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,559		3,027
Monetary effects		(1,059)		(1,468)
Amounts at the end of fiscal year		500		1,559
Letters of credits, guarantees and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	[1]	2,403,512		2,141,809
Increases	[1]	1,877,415		1,860,374
Decreases Charge Off	[1]	146,042
Monetary effects	[1]	(1,958,230)		(1,598,671)
Amounts at the end of fiscal year	[1]	2,176,655		2,403,512
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,540,253	[2]	1,926,181
Increases		2,990,634		1,120,189
Decreases Charge Off		608,307		385,040
Monetary effects		(1,101,988)		(1,121,077)
Amounts at the end of fiscal year	[2]	2,820,592		1,540,253
Labor lawsuits [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		829,484		1,306,582
Increases		1,679,270		1,762,742
Decreases Charge Off		1,025,267		1,507,674
Monetary effects		(850,033)		(732,166)
Amounts at the end of fiscal year		633,454		829,484
Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,614,617		644,573
Increases		2,336,602		1,734,279
Decreases Charge Off		1,066,804		74,249
Monetary effects		(1,665,080)		(689,986)
Amounts at the end of fiscal year		1,219,335		1,614,617
Other [memebr]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		2,293,034		4,008,305
Increases		3,558,224		2,733,617
Decreases Reversals		158,539
Decreases Charge Off		1,591,020		1,687,512
Monetary effects		(2,139,299)		(2,761,376)
Amounts at the end of fiscal year		$ 1,962,400		$ 2,293,034

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
[2]	See also Note 50.2.